Major maintenance provision	12 Months Ended
Dec. 31, 2021
Major maintenance provision.
Major maintenance provision

16.          Major maintenance provision

The Company has the obligation to perform major maintenance activities in its airports. The provision is recognized as accrued at an amount that represents the best estimate of the present value of future disbursements required to settle the obligation, at the date of the accompanying consolidated financial statements at a discount rate of 8.66%, 7.89% and 8.00% as of December 31, 2021, 2020 and 2019, respectively.

As of December 31, 2021, 2020 and 2019, the composition and changes of the Company’s major maintenance provision was as follows:

	December 31,							December 31, 2021
	2020		Additions			Disbursements		Short-term		Long-term
Major maintenance of concessioned assets	Ps.	1,317,985	Ps.	626,790	(1)	Ps.	(203,042)	Ps.	692,788	Ps.	1,048,945

	December 31,							December 31, 2020
	2019		Additions			Disbursements		Short-term		Long-term
Major maintenance of concessioned assets	Ps.	953,896	Ps.	467,793	(1)	Ps.	(103,704)	Ps.	443,570	Ps.	874,415

	December 31,							December 31, 2019
	2018		Additions			Disbursements		Short-term		Long-term
Major maintenance of concessioned assets	Ps.	943,548	Ps.	315,481	(1)	Ps.	(305,133)	Ps.	151,554	Ps.	802,342
(1)	Includes Ps.114,137, Ps.75,262 and Ps.23,157, recognized as interest cost in the consolidated statement of income and other comprehensive income, for the unwinding effect of the present value calculation as of December 31, 2021, 2020 and 2019, respectively.

The provision for major maintenance as of December 31, 2021, reflects the update of such provision as a result of the approval in November 2020 of the Master Development Program for the period 2021-2025.